Investment in Flowers Foods, Inc. Common Stock Fund - Additional information (Detail) - EBP 004 [Member] - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan, Description of Plan [Line Items]
Employee benefit plan, investment, number of shares	1,609,840	1,807,780
Employee benefit plan, net asset value per share or unit	$ 20.97	$ 22.81